Elizabeth Gioia Vice President, Corporate Counsel
The Prudential Insurance Company of America 213 Washington Street, Newark, NJ 07102-2917 Tel 203-402-1624 Elizabeth.gioia@prudential.com
October 1, 2020

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Prudential Life Insurance Company of New Jersey
Registration Statement on Form S-3, SEC File No. 333-_____
Pruco of New Jersey Flexible Premium Variable Annuity Account
Registration Statement on Form N-4, SEC File Nos. 333-49230

Members of the Commission:

On behalf of the above-named registrant, submitted for filing herewith under the Securities Act of 1933 is the above-referenced Registration Statement on Form S-3 (the “Registration Statement”).

This Registration Statement is being filed in order to provide the required disclosure concerning the MVA Interests in a prospectus separate from the prospectus for combination variable/MVA annuity contracts offered under the registration statements filed under File Nos. 333-49230 and registration statement filed on Form S-3 under file No. 333-220117. No material changes have been made in the disclosure with respect to the MVA Interests.

It is our intention that this filing become effective on October 2, 2020, or as soon thereafter as practicable. An acceleration request accompanies this filing.

If you have any questions, please call me at 203-402-1624.

Sincerely,

/s/ Elizabeth Gioia
Elizabeth Gioia
Vice President, Corporate Counsel